UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Barings Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/17

___________________

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2017
(Unaudited)

Corporate Restricted Securities - 81.47%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 67.90%: (C)
1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	$102,270	$142,717
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	171,560
			113,634	314,277

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$139,205	08/01/12	132,561	137,397
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	207,845
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	34,768
			300,007	380,010

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	1,945 uts.	*	207,910	—
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% (1% PIK) Senior Subordinated Note due 09/27/2020	$1,206,338	03/27/15	1,189,518	1,218,401
Preferred Stock (B)	1,122 shs.	03/27/15	112,154	100,634
Common Stock (B)	346 shs.	03/27/15	346	—
			1,302,018	1,319,035

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
Limited Liability Company Unit	288 uts.	11/18/14	288,000	330,562

AM Conservation Holding Corp.
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.75% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$1,568,182	10/31/16	1,538,194	1,555,431
Common Stock (B)	156,818 shs.	10/31/16	156,818	166,628
			1,695,012	1,722,059

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)(F)	114 uts.	10/04/12	$113,636	$242,562

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

12% (1% PIK) Senior Subordinated Note due 04/22/2023	$1,392,996	04/22/16	1,375,777	1,398,951
Limited Liability Company Unit (B)	0.40% int.	04/20/16	345,000	317,400
			1,720,777	1,716,351

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% (0.5% PIK) Senior Subordinated Note due 02/01/2020	$1,715,254	*	1,699,296	1,715,254
Limited Partnership Interest	524 uts.	08/01/14	523,950	543,507
* 05/21/13 and 08/01/14.			2,223,246	2,258,761

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$750,555	11/19/15	738,492	713,350
Limited Liability Company Unit (B)	111,100 uts.	11/18/15	111,100	22,664
			849,592	736,014

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$1,515,400	08/17/15	1,491,464	1,537,688
Preferred Stock (B)	210 shs.	08/17/15	209,390	174,258
Common Stock (B)	210 shs.	08/17/15	210	—
			1,701,064	1,711,946

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 01/31/2021 (D)	$500,587	07/31/14	491,228	—
Limited Liability Company Unit (B)(F)	45,504 uts.	*	—	—
* 07/31/14 and 10/14/15.			491,228	—

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$119,149	10/12/12	$118,413	$119,149
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$332,244	10/12/12	321,061	332,244
Common Stock (B)	51,064 shs.	10/12/12	51,064	292,856
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	115,940
			510,754	860,189

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% (1.5% PIK) Senior Subordinated Note due 06/30/2021 (D)	$1,585,908	06/30/15	1,561,276	—
Common Stock (B)	1,417 shs.	06/30/15	156,800	—
			1,718,076	—

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
Limited Liability Company Unit Class A (B)(F)	417 uts.	10/17/12	41,667	63,483
Limited Liability Company Unit Class B (B)(F)	167 uts.	10/17/12	166,666	276,012
			208,333	339,495

CG Holdings Manufacturing Company
A coating provider serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 11/01/2019	$1,412,605	*	1,364,857	1,412,606
Preferred Stock (B)	1,350 shs.	*	134,972	172,542
Preferred Stock (B)	489 shs.	*	48,721	62,537
Common Stock (B)	140 shs.	*	14,864	198,995
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	58 shs.	*	5,430	82,656
* 05/09/13 and 11/01/13.			1,568,844	1,929,336

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 01/19/2018	$782,813	01/19/11	775,014	782,813
14% (2% PIK) Senior Subordinated Note due 08/03/2019	$206,034	08/03/12	204,341	206,034
Common Stock (B)	375 shs.	01/19/11	37,500	43,440
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	34,146
			1,046,105	1,066,433

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
Limited Liability Company Unit (B)(F)	1 ut.	03/26/12	$189,978	$—

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% (1.5% PIK) Senior Subordinated Note due 04/01/2021	$2,031,027	*	2,000,797	2,037,991
Limited Liability Company Unit	1,853 uts.	07/18/16	189,267	184,336
* 10/01/14 and 07/18/16.			2,190,064	2,222,327

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	765,870

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B)(F)	230 uts.	03/04/15	147,304	114,876

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	121,546
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	96,698
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	—	1,037,369
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	—	218,964
			142,369	1,474,577

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
12.75% (1.75% PIK) Senior Subordinated Note due 06/30/2023	$768,276	06/30/16	754,248	776,522
Common Stock Class A (B)	3,791 shs.	06/30/16	3,791	1,327
Preferred Stock Series A (B)	758 shs.	06/30/16	72,033	76,605
			830,072	854,454

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% (3% PIK) Senior Subordinated Note due 11/22/2019	$1,306,609	11/22/13	1,293,546	1,306,609
Common Stock (B)	90 shs.	*	514,284	363,700
* 11/22/13 and 09/16/16.			1,807,830	1,670,309

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$1,420,588	10/07/16	$1,393,657	$1,400,938
Limited Liability Company Unit (B)(F)	304,412 uts.	10/07/16	304,412	301,368
			1,698,069	1,702,306

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% (2% PIK) Senior Subordinated Note due 11/04/2020	$1,410,980	05/04/12	1,399,876	1,370,333
Preferred Stock (B)	25 shs.	05/04/12	252,434	241,837
Common Stock (B)	25 shs.	05/04/12	28,048	—
			1,680,358	1,612,170

Dunn Paper
A provider of specialty paper for niche product applications.
9.75% Second Lien Term Loan due 08/31/2023	$1,725,000	09/28/16	1,692,826	1,690,500

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
10.05% Last Out Term Loan due 12/31/2021	$1,725,000	12/22/15	1,704,520	1,725,000

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% (0.75% PIK) Senior Subordinated Note due 11/21/2020	$1,316,816	11/21/14	1,296,486	1,329,984
Limited Liability Company Unit (B)(F)	230 uts.	11/19/14	71,875	83,423
			1,368,361	1,413,407

Elite Sportwear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 10/13/2021	$1,572,635	10/14/16	1,547,173	1,558,409
Limited Liability Company Unit (B)(F)	101 uts.	10/14/16	159,722	180,253
			1,706,895	1,738,662

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% (1.5% PIK) Senior Subordinated Note due 10/04/2019	$972,981	04/04/14	$962,744	$982,711
14% (2% PIK) Senior Subordinated Note due 10/04/2019	$255,782	07/01/16	251,702	263,455
Common Stock (B)	0.31% int.	04/04/14	77,533	86,549
			1,291,979	1,332,715

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	81,925
Limited Liability Company Unit Common (B)	171 uts.	09/27/10	17,073	275,789
			75,418	357,714

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	80,559 uts.	04/15/14	—	80,559
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	202,984
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	25,448
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	21,818
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	37,551
			105,046	368,360

FMH Holdings Corporation
A designer and manufacturer of highly engineered components for the aerospace, defense and space industries.
Common Stock (B)	148 shs.	05/01/15	148,096	261,232

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	104,347
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	13,945
			76,687	118,292

GenNx Novel Holding, Inc.
A manufacturer and distributor of nutraceutical ingredients.
15% (1% PIK) Senior Subordinated Note due 03/27/2020	$1,613,944	03/27/14	1,594,186	1,452,549
Common Stock (B)	15,500 shs.	03/27/14	155,000	47,910
			1,749,186	1,500,459

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 03/27/2019	$1,226,121	03/27/13	$1,216,420	$1,226,121
Common Stock (B)	1,181 shs.	03/27/13	118,110	128,735
			1,334,530	1,354,856

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
12% (1% PIK) Senior Subordinated Note due 01/05/2022	$1,596,763	01/15/16	1,569,855	1,628,698
Common Stock (B)	147 shs.	01/15/16	147,436	218,547
			1,717,291	1,847,245

GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
Preferred Stock Series A (B)	342 shs.	06/19/15	70,683	79,601
Common Stock (B)	342 shs.	06/19/15	2,945	20,816
			73,628	100,417

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	175 shs.	10/31/14	174,831	157,693

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 02/05/2020	$727,865	02/05/14	698,298	714,311
Common Stock (B)	846 shs.	02/05/14	84,636	55,407
Warrant, exercisable until 2024, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	26,001
			819,750	795,719

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% (1% PIK) Senior Subordinated Note due 06/19/2021	$1,725,311	*	1,698,538	1,724,747
Limited Liability Company Unit Preferred (B)	372 uts.	**	371,644	377,098
Limited Liability Company Unit Common Class A (B)	3,594 uts.	12/19/14	—	—
* 12/19/14 and 02/21/17.			2,070,182	2,101,845
** 12/19/14 and 04/29/16.

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% (1% PIK) Senior Subordinated Note due 07/01/2022	$1,587,346	07/01/16	$1,558,762	$1,599,645
Common Stock (B)	150 shs.	07/01/16	149,500	125,880
			1,708,262	1,725,525

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$1,111,911	02/14/14	1,100,237	1,111,911
12% Senior Subordinated Note due 08/14/2020	$431,250	06/22/15	428,516	439,875
Common Stock (B)	821 shs.	02/14/14	822	212,516
			1,529,575	1,764,302

Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
Common Stock (B)	517 shs.	03/09/12	21,419	91,608

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 01/17/2020	$1,722,949	01/17/14	1,705,633	947,622
Limited Liability Company Unit (B)(F)	102 uts.	01/17/14	101,563	—
			1,807,196	947,622

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
14.25% (2.75% PIK) Senior Subordinated Note due 12/11/2020	$1,366,637	*	1,345,252	1,307,811
* 12/30/15 and 12/23/16.

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)(F)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)(F)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)(F)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)(F)	47 uts.	10/14/11	—	—
			—	—

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 10/01/2018	$1,098,837	08/19/08	$1,095,422	$1,038,730
Common Stock (B)	251 shs.	08/19/08	251,163	11,002
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	2,844
			1,406,818	1,052,576

HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
12% (1% PIK) Senior Subordinated Note due 07/19/2022	$1,131,643	*	1,119,572	1,131,643
Limited Liability Company Unit Class A Preferred (B)	1,127 uts.	09/27/12	112,726	169,495
Limited Liability Company Unit Class A Common (B)	910 uts.	09/27/12	910	104,304
* 7/19/16 and 9/6/16.			1,233,208	1,405,442

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock	93 shs.	10/27/11	77,462	174,798

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
13% (1% PIK) Senior Subordinated Note due 11/10/2020	$1,089,466	11/10/14	1,074,726	1,070,150
Common Stock (B)	2,300 shs.	11/10/14	230,000	117,456
			1,304,726	1,187,606

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	104,566

Janus Group Holdings LLC
A manufacturer of roll-up doors and hallway systems that are primarily used in self-storage facilities.
Limited Liability Company Unit Class A (B)(F)	283 uts.	12/11/13	—	908,709
			—	908,709

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B)(F)	1,038,805 uts.	12/05/12	$232,207	$—
Limited Liability Company Unit Class A-1 (B)(F)	163,043 uts.	10/31/16	163,043	163,043
Limited Liability Company Unit Class A-2 (B)(F)	1,032,609 uts.	10/31/16	—	—
			395,250	163,043

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
Common Stock (B)	71,053 shs.	05/24/06	71,053	47,170
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	28,945
			108,924	76,115

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	40 uts.	06/30/15	—	79,396
Common Stock (B)	353 shs.	07/15/08	285,619	81,537
			285,619	160,933

Kyjen Company
A designer and distributer of branded and private label dog toys and accessories primarily in the US.
13% (1% PIK) Senior Subordinated Note due 10/14/2021	$1,312,769	10/14/15	1,291,461	1,333,433

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit	12,764 uts.	*	166,481	187,812
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)(F)	1,787 shs.	05/04/07	22,781	26,295
* 05/04/07 and 01/02/08.			189,262	214,107

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 01/15/2018 (D)	$419,971	01/15/10	404,121	—
15% (2.5% PIK) Senior Subordinated Note due 01/15/2018 (D)	$115,253	10/05/10	114,604	—
Common Stock (B)	35 shs.	10/05/10	35,400	—
Common Stock Class B (B)	118 shs.	01/15/10	117,647	—
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579	—
			766,351	—

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$870,322	04/17/15	$863,334	$783,432
Limited Liability Company Unit	5 uts.	04/17/15	678,329	124,745
			1,541,663	908,177

MC Sign Holdings LLC
A provider of sign and lighting services nationwide.
11.75% (0.75% PIK) Senior Subordinated Note due 09/15/2021	$769,746	09/22/15	757,386	770,049
11.75% (0.75% PIK) Senior Subordinated Note due 08/09/2022	$215,854	02/09/17	211,618	215,939
Limited Liability Company Unit Class B (B)	101,500 uts.	09/22/15	101,500	165,232
			1,070,504	1,151,220

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$454,295	09/22/11	449,013	408,866
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$23,839	08/18/15	23,839	—
14% PIK Senior Subordinated Note due 06/30/2019	$37,706	10/21/16	37,706	37,470
Common Stock Class A (B)	86,958 shs.	*	170,705	—
* 08/18/15, 10/20/16 and 01/27/17.			681,263	446,336

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$1,109,402	09/30/14	1,093,489	1,084,574
Common Stock Class B (B)	219,545 shs.	09/30/14	219,545	70,565
			1,313,034	1,155,139

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$1,558,781	12/02/16	1,528,884	1,568,336
Preferred Stock (B)	1,711 shs.	12/02/16	171,116	144,353
Common Stock (B)	242 shs.	12/02/16	242	—
			1,700,242	1,712,689

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% (2% PIK) Senior Subordinated Note due 11/02/2019	$1,316,315	11/02/12	$1,304,573	$1,316,315
Common Stock (B)	45 shs.	11/02/12	44,643	23,933
			1,349,216	1,340,248

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% (1% PIK) Senior Subordinated Note due 10/29/2021	$1,739,458	04/29/16	1,709,491	1,681,289

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$1,013,895	11/30/10	1,007,323	1,013,895
Limited Liability Company Unit Class B-1 (B)(F)	75,000 uts.	11/30/10	—	54,791
Limited Liability Company Unit Class B-2 (B)(F)	6,801 uts.	11/30/10	—	4,968
			1,007,323	1,073,654

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 06/10/2020 (D)	$810,000	02/02/07	809,408	—
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	1.46% int.	02/01/07	588,077	—
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	—
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	—
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	—
Limited Liability Company Unit Class D-3 of Saw Mill PCG Partners LLC (B)	104 uts.	12/10/14	103,904	—
* 12/18/08 and 09/30/09.			1,665,969	—

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$1,527,814	06/30/16	1,500,613	1,536,204
Common Stock (B)	207 shs.	05/17/16	207,000	232,305
			1,707,613	1,768,509

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
Preferred Stock Series A (B)	554 shs.	06/04/10	$55,354	$75,780
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	60,473
Common Stock (B)	344 shs.	06/04/10	344	59,165
			86,823	195,418

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 07/29/2021	$1,449,000	01/29/16	1,424,667	1,477,980
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$326,705	02/17/17	320,270	326,833
Common Stock Class B (B)	380,545 shs.	*	380,545	432,096
* 01/29/16 and 02/17/17.			2,125,482	2,236,909

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	59,034	1,235,800
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	226,489
Common Stock (B)	21,462 shs.	05/22/09	993,816	—
			1,342,900	1,462,289

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company	0.40% int.	*	175,339	4,910
* 11/29/12 and 12/20/16.

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13% (1% PIK) Senior Subordinated Note due 01/31/2020	$1,064,655	07/31/14	1,052,125	1,041,754
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	83,763
			1,200,221	1,125,517

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
11% Senior Subordinated Note due 05/29/2022	$1,610,100	05/29/15	1,585,453	1,642,302
Limited Liability Company Unit Preferred (B)(F)	1,149 uts.	05/29/15	114,900	134,531
Limited Liability Company Unit Common (B)(F)	1,149 uts.	05/29/15	—	98,115
			1,700,353	1,874,948

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/20/2020	$1,172,727	11/20/14	$1,157,985	$1,172,727
Limited Liability Company Unit (B)	3,450 uts.	11/20/14	172,500	484,684
Limited Liability Company Unit Series A-1 (B)	339 uts.	03/16/16	42,419	55,351
			1,372,904	1,712,762

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
11.5% Senior Subordinated Note due 05/12/2021	$1,135,898	05/12/15	1,119,556	1,158,616
Common Stock (B)	118 shs.	05/12/15	118,476	180,502
			1,238,032	1,339,118

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	76 shs.	03/15/13	75,509	7,586
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	3,099
			103,825	10,685

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	385,543
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	83 shs.	*	67,467	97,658
* 08/31/07 and 03/06/08.			328,729	483,201

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$738,694	10/18/13	726,147	—
Common Stock (B)	841 shs.	10/18/13	84,100	—
			810,247	—

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% (1.5% PIK) Senior Subordinated Note due 11/23/2021	$1,725,000	05/23/16	1,694,413	1,731,027

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$867,652	03/27/17	$856,829	$865,676
Limited Liability Company Unit Series A (B)(F)	14 uts.	03/27/17	846,631	857,286
			1,703,460	1,722,962

Strahman Holdings Inc
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
14% (2% PIK) Senior Subordinated Note due 06/13/2019	$1,059,783	12/13/13	1,046,028	1,045,273
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	139,891
Preferred Stock Series A-2 (B)	26,543 shs.	09/10/15	29,994	23,358
			1,234,989	1,208,522

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 01/31/2019 (D)	$1,428,470	*	1,358,229	999,929
Common Stock (B)	38 shs.	12/14/10	38,168	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	—
* 12/14/10, 08/17/12 and 03/31/16.			1,433,646	999,929

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021	$1,221,686	07/31/15	1,202,944	1,197,906
Common Stock (B)	68 shs.	07/31/15	78,150	33,989
			1,281,094	1,231,895

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
12.5% (1.5% PIK) Senior Subordinated Note due 04/15/2021	$766,700	10/15/15	754,458	778,832
Limited Liability Company Unit (B)	95,800 uts.	10/15/15	95,800	97,812
			850,258	876,644

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$69,673	12/05/13	$219,203	$69,673
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079 shs.	12/05/13	—	7,581
			219,203	77,254

Tranzonic Holdings LLC
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
Limited Liability Company Unit Preferred Class A (B)	152,696 shs.	*	166,248	315,918
* 07/05/13 and 02/13/17.

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$1,147,678	01/23/15	1,132,243	1,159,155

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
10.75% Second Lien Term Loan due 01/29/2023	$2,012,500	*	1,978,123	2,012,500
* 01/21/16 and 02/23/17.

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	3,632 shs.	03/31/14	363,158	398,635

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2017 (D)	$1,778,423	11/30/06	667,078	1,778,423
Common Stock (B)	101 shs.	11/30/06	101,250	—
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	—
			814,118	1,778,423

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$376,425	08/03/15	370,914	383,953
Limited Liability Company Unit (B)(F)	370,241 uts.	08/03/15	370,241	617,029
			741,155	1,000,982

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
Common Stock (B)	205 shs.	12/16/10	$205,480	$413,320
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	55 shs.	12/16/10	49,334	111,074
			254,814	524,394

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% (1.5% PIK) Senior Subordinated Note due 07/22/2021	$1,596,414	01/22/16	1,570,107	1,624,045
Common Stock (B)	157 shs.	01/22/16	156,818	151,734
			1,726,925	1,775,779

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$972,721	11/03/11	967,202	972,721
Common Stock (B)	1,500 shs.	11/03/11	150,000	109,345
			1,117,202	1,082,066

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
12.5% (1.5% PIK) Senior Subordinated Note due 03/04/2021 (D)	$1,572,322	03/04/15	1,549,582	1,369,612
Common Stock (B)	1,835 shs.	03/04/15	183,500	52,813
			1,733,082	1,422,425

Total Private Placement Investments (E)			$97,147,613	$95,827,759

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 13.57%:
Bonds - 13.57%
Altice Financing S.A.	7.500%	05/15/26	$400,000	$400,000	$425,000
Amsted Industries	5.375	09/15/24	240,000	240,000	240,600
Beazer Homes USA, Inc.	8.750	03/15/22	160,000	160,000	175,200
Belden Inc.	5.250	07/15/24	210,000	210,000	209,475
Boise Cascade Company	5.625	09/01/24	130,000	130,000	131,950
CITGO Petroleum Corporation	6.250	08/15/22	425,000	425,000	430,313
Consolidated Energy Finance S.A.	6.750	10/15/19	500,000	495,408	503,750
Constellium N.V.	7.875	04/01/21	373,000	373,000	398,177
Cornerstone Chemical Company	9.375	03/15/18	500,000	502,987	502,500
CTP Transportation Products, LLC	8.250	12/15/19	310,000	310,000	272,800
CVR Partners, LP.	9.250	06/15/23	500,000	488,554	513,125
Dean Foods	6.500	03/15/23	329,000	329,000	342,982
Dell Inc.	4.420	06/15/21	600,000	625,432	627,447
Digicel Group Limited	6.000	04/15/21	500,000	461,195	454,375
EnPro Industries Inc.	5.875	09/15/22	120,000	121,196	124,200
First Data Corporation	5.000	01/15/24	406,000	406,000	413,105
First Quantum Minerals Ltd.	7.500	04/01/25	500,000	486,227	503,750
HD Supply, Inc.	5.250	12/15/21	127,000	127,000	133,508
Hilcorp Energy Company	5.000	12/01/24	335,000	335,000	314,063
Hughes Satellite Systems Corporation	6.625	08/01/26	500,000	496,639	511,250
Iamgold Corporation	7.000	04/15/25	500,000	500,000	495,000
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	523,750
Jupiter Resources Inc.	8.500	10/01/22	500,000	472,529	408,750
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	678,135	687,942
Mallinckrodt PLC	5.750	08/01/22	500,000	500,000	492,750
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	446,875
Micron Technology, Inc.	5.250	08/01/23	494,000	494,000	506,350
Micron Technology, Inc.	7.500	09/15/23	203,000	203,000	226,599
Moog Inc.	5.250	12/01/22	500,000	503,161	512,500
New Gold Inc.	6.250	11/15/22	500,000	502,490	501,250
Nielsen Finance LLC	5.000	04/15/22	271,000	272,500	277,098
OPE KAG Finance Sub	7.875	07/31/23	500,000	520,321	511,250
Penske Corporation	4.875	07/11/22	500,000	498,662	539,757
Prime Security Services Borrower	9.250	05/15/23	500,000	500,000	548,125
Sabre GLBL, Inc.	5.250	11/15/23	122,000	122,000	124,745
Sinclair Broadcast Group, Inc.	5.875	03/15/26	204,000	204,000	209,100
Sinclair Television Group, Inc.	5.125	02/15/27	500,000	500,000	482,500
Suncoke Energy	7.375	02/01/20	500,000	474,865	505,000

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Tallgrass Operations LLC	5.500%	09/15/24	$304,000	$304,000	$305,520
Topaz Marine S.A.	8.625	11/01/18	500,000	500,000	492,500
Unitymedia KabelBW GmbH	6.125	01/15/25	500,000	500,000	526,250
Univision Communications, Inc.	5.125	05/15/23	160,000	160,000	158,000
UPCB Finance IV Limited	5.375	01/15/25	208,000	208,000	209,300
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,409	227,500
Valeant Pharmaceuticals International	7.000	03/15/24	173,000	173,000	177,541
Virgin Media Secured Finance PLC	5.250	01/15/26	500,000	502,987	502,500
VRX Escrow Corp.	6.125	04/15/25	182,000	182,000	140,140
Welltec A/S	8.000	02/01/19	375,000	372,442	376,875
West Corporation	5.375	07/15/22	500,000	492,868	491,250
Wolverine World Wide, Inc.	5.000	09/01/26	335,000	335,000	314,900

Total Bonds				19,049,007	19,149,187

Common Stock - 0.00%
TherOX, Inc. (B)			2	—	—
Touchstone Health Partnership (B)			292	—	—

Total Common Stock				—	—

Total Rule 144A Securities				19,049,007	19,149,187

Total Corporate Restricted Securities				$116,196,620	$114,976,946

Corporate Public Securities - 20.53%: (A)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 0.55%
Aquilex Holdings LLC	5.000%	12/31/20	$157,127	$156,915	$151,627
Power Products, LLC	5.530	01/24/23	132,220	131,575	133,046
Seadrill Partners Finco, LLC	4.000	02/21/21	493,622	253,049	333,723
Summit Midstream Holdings, LLC	7.020	03/06/22	147,334	145,863	149,913

Total Bank Loans				687,402	768,309

Bonds - 19.98%
ADT Security Services Corporation	4.125	06/15/23	500,000	442,181	477,500
Air Lease Corp.	3.000	09/15/23	600,000	594,484	586,327
Alcoa, Inc.	6.150	08/15/20	600,000	614,617	648,750
Anglogold Holdings PLC	5.375	04/15/20	600,000	602,431	631,500
Anixter, Inc.	5.125	10/01/21	165,000	165,000	172,013
Antero Resources Corporation	5.375	11/01/21	395,000	395,000	405,701
A. Schulman Inc.	6.875	06/01/23	500,000	505,893	518,750
Bank of America Corporation	4.000	04/01/24	500,000	498,611	518,399
Brunswick Corporation	7.125	08/01/27	500,000	503,941	588,275
Bunge Limited Finance Corp.	3.250	08/15/26	600,000	602,088	579,901
Community Health Sysyems Inc.	5.125	08/01/21	480,000	472,180	474,600
Clearwater Paper Corporation	4.500	02/01/23	500,000	496,759	485,000
Commercial Metals Company	4.875	05/15/23	750,000	751,055	765,000
Crown Castle International Corp	5.250	01/15/23	600,000	669,188	654,743
CubeSmart, L.P.	4.000	11/15/25	500,000	506,715	507,637
CVR Refining LLC	6.500	11/01/22	350,000	341,623	352,625
Discovery Communications	4.900	03/11/26	600,000	652,362	624,057
Duke Realty Limited Partnership	3.875	10/15/22	500,000	500,767	519,592
EP Energy Corporation	9.375	05/01/20	406,000	207,483	382,736
Expedia Inc.	4.500	08/15/24	600,000	626,679	628,065
Ferrellgas Partners, L.P.	6.750	01/15/22	265,000	267,866	250,425
Ferrellgas Partners, L.P.	8.625	06/15/20	650,000	650,533	622,375
Ford Motor Credit Co. LLC	4.375	08/06/23	600,000	646,332	626,311
Forum Energy Technologies	6.250	10/01/21	160,000	160,000	157,600
Frontier Communications Corporation	6.875	01/15/25	500,000	490,665	413,750
General Motors Financial Co. Inc.	4.000	01/15/25	500,000	508,417	502,507
GEO Group, Inc.	5.875	01/15/22	500,000	476,107	516,250
HealthSouth Corporation	5.125	03/15/23	421,000	412,927	420,999
Hertz Corporation	6.750	04/15/19	79,000	78,586	79,099
Hospital Corporation of America	5.375	02/01/25	100,000	101,534	104,250
Hospital Corporation of America	5.250	06/15/26	174,000	174,000	183,135
Hewlett Packard Enterprise Company	4.900	10/15/25	500,000	498,603	519,367

Corporate Public Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value
Icahn Enterprises L.P.	6.000%	08/01/20	$600,000	$606,633	$621,000
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,989	515,000
Laboratory Corporation of America Holdings	3.600	02/01/25	500,000	499,359	494,425
Lamar Media Corp.	5.375	01/15/24	160,000	160,000	165,200
Laredo Petroleum, Inc.	5.625	01/15/22	500,000	474,501	498,750
Lazard Group LLC	4.250	11/14/20	500,000	499,088	525,876
Lifepoint Hospitals, Inc.	5.500	12/01/21	350,000	356,913	363,125
LyondellBasell Industries N.V.	5.750	04/15/24	500,000	590,982	571,472
MasTec, Inc.	4.875	03/15/23	500,000	492,899	493,750
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	1,036,250
MPLX LP	4.875	12/01/24	500,000	500,000	525,969
Netflix, Inc.	5.500	02/15/22	299,000	299,000	317,688
NRG Energy, Inc.	7.250	05/15/26	500,000	503,121	515,000
Owens Corning	4.200	12/01/24	600,000	635,825	618,161
PBF Holding Company LLC	6.997	11/15/23	33,000	33,000	33,083
Perry Ellis International, Inc.	7.875	04/01/19	125,000	124,535	125,125
Pitney Bowes Inc.	3.375	10/01/21	500,000	499,639	491,371
Precision Drilling Corporation	6.625	11/15/20	149,477	151,790	150,225
Reinsurance Group of America	3.950	09/15/26	500,000	503,084	504,246
SM Energy Company	6.750	09/15/26	500,000	500,000	504,063
Sprint Corporation	7.125	06/15/24	155,000	155,000	165,463
Steelcase, Inc.	6.375	02/15/21	500,000	503,909	557,005
Suburban Propane Partners, L.P.	5.750	03/01/25	500,000	500,000	492,500
Summit Midstream Holdings, LLC	5.500	08/15/22	92,000	68,261	92,000
Time Warner Cable, Inc.	5.000	02/01/20	500,000	496,540	531,786
Tyson Foods, Inc.	4.500	06/15/22	500,000	509,633	533,545
Western Digital Corporation	10.500	04/01/24	253,000	253,000	298,224
William Lyon Homes	7.000	08/15/22	500,000	500,000	522,500
WPX Energy, Inc.	5.250	09/15/24	425,000	425,000	411,188
Xlit Ltd	4.450	03/31/25	600,000	613,761	607,180

Total Bonds				27,570,089	28,198,409

Total Corporate Public Securities				$28,257,491	$28,966,718

Short-Term Security:	Interest Rate/Yield^	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 4.25%
AutoZone Inc.	1.150%	04/03/17	$2,000,000	$1,999,872	$1,999,872
Leggett & Platt Inc.	1.250	04/18/17	2,000,000	1,998,820	1,998,820
Suncor Energy Inc	1.095	04/06/17	2,000,000	1,999,696	1,999,696

Total Short-Term Security				$5,998,388	$5,998,388

Total Investments	106.25%			$150,452,499	$149,942,052

Other Assets	5.40				7,620,286

Liabilities	(11.65)				(16,442,645)

Total Net Assets	100.00%				$141,119,693

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2017 the values of these securities amounted to $95,827,759 or 67.90% of net assets.
(F)	Held in CI Subsidiary Trust
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2017
(Unaudited)

Industry Classification:	Fair Value/ Market Value
AEROSPACE & DEFENSE - 2.96%
API Technologies Corp.	$1,716,351
FMH Holdings Corporation	261,232
Merex Holding Corporation	446,336
Sunvair Aerospace Group Inc.	1,231,895
Whitcraft Holdings, Inc.	524,394
4,180,208

AUTOMOTIVE - 8.38%
Aurora Parts & Accessories LLC	1,711,946
CG Holdings Manufacturing Company	1,929,336
DPL Holding Corporation	1,612,170
Ford Motor Credit Co. LLC	626,311
General Motors Financial Co. Inc.	502,507
Grakon Parent	157,693
J.B. Poindexter Co., Inc.	523,750
Meritor, Inc.	1,036,250
Moog Inc.	512,500
Power Stop Holdings LLC	1,874,948
Randy's Worldwide Automotive	1,339,118
11,826,529

BANKING - 0.37%
Bank of America Corporation	518,399

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.81%
Icahn Enterprises L.P.	621,000
Lazard Group LLC	525,876
1,146,876

BUILDING MATERIALS - 9.58%
ARI Holding Corporation	2,258,761
Boise Cascade Company	131,950
Janus Group Holdings LLC	908,709
Happy Floors Acquisition, Inc.	1,725,525
NSi Industries Holdings, Inc.	1,768,509
Owens Corning	618,161
Pearlman Enterprises, Inc.	1,462,289
Signature Systems Holding Company	10,685
Sunrise Windows Holding Company	999,929
Torrent Group Holdings, Inc.	77,254
Wellborn Forest Holding Company	1,778,423
Wolf-Gordon, Inc.	$1,775,779
13,515,974

CABLE & SATELLITE - 1.62%
Hughes Satellite Systems Corporation	511,250
Time Warner Cable, Inc.	531,786
Unitymedia KabelBW GmbH	526,250
UPCB Finance IV Limited	209,300
Virgin Media Secured Finance PLC	502,500
2,281,086

Industry Classification:	Fair Value/ Market Value
CHEMICALS - 3.22%
A. Schulman Inc.	518,750
Compass Chemical International LLC	114,876
Consolidated Energy Finance S.A.	503,750
Cornerstone Chemical Company	502,500
CVR Partners, LP.	513,125
LBC Tank Terminals Holding Netherlands B.V.	687,942
LyondellBasell Industries N.V.	571,472
Polytex Holdings LLC	1,125,517
4,537,932

CONSUMER CYCLICAL SERVICES - 3.41%
ADT Security Services Corporation	477,500
CHG Alternative Education Holding Company	1,066,433
Church Services Holding Company	—
GEO Group, Inc.	516,250
PPC Event Services	1,712,762
Prime Security Services Borrower	548,125
West Corporation	491,250
4,812,320

CONSUMER PRODUCTS - 10.20%
AMS Holding LLC	242,562
Blue Wave Products, Inc.	860,189
Elite Sportwear Holding, LLC	1,738,662
gloProfessional Holdings, Inc.	1,354,856
GTI Holding Company	795,719
Handi Quilter Holding Company	2,101,845
HHI Group, LLC	947,622
K N B Holdings Corporation	76,115

See Notes to Consolidated Financial Statements

Industry Classification: (Continued)	Fair Value/ Market Value
Kyjen Company	$1,333,433
Leggett & Platt Inc.	1,998,820
Manhattan Beachwear Holding Company	—
MasTec, Inc.	493,750
Master Cutlery LLC	908,177
Perry Ellis International, Inc.	125,125
York Wall Holding Company	1,422,42
14,399,300

DIVERSIFIED MANUFACTURING - 4.89%
ABC Industries, Inc.	380,010
Advanced Manufacturing Enterprises LLC	—
Airxcel Holdings	330,562
Amsted Industries	240,600
Belden Inc.	209,475
BP SCI LLC	339,495
CTP Transportation Products, LLC	272,800
EnPro Industries Inc.	124,200
F G I Equity LLC	368,360
Forum Energy Technologies	157,600
Ideal Tridon Holdings, Inc.	174,798
K P I Holdings, Inc.	160,933
Motion Controls Holdings	1,073,654
NetShape Technologies, Inc.	—
SR Smith LLC	1,722,962
Strahman Holdings Inc	1,208,522
Power Products, LLC	133,046
6,897,017

ELECTRIC - 1.59%
AM Conservation Holding Corp.	1,722,059
NRG Energy, Inc.	515,000
2,237,059

FINANCE COMPANIES - 0.42%
Air Lease Corp.	586,327

FINANCIAL OTHER - 0.07%
Insurance Claims Management, Inc.	104,566

FOOD & BEVERAGE - 10.69%
1492 Acquisition LLC	314,277
Bunge Limited Finance Corp.	579,901
Dean Foods	342,982
Del Real LLC	1,702,306
Eagle Family Foods, Inc.	$1,725,000
F F C Holding Corporation	357,714
GenNx Novel Holding, Inc.	1,500,459
Hollandia Produce LLC	1,307,811
Hospitality Mints Holding Company	1,052,576
Impact Confections	1,187,606
JMH Investors LLC	163,043
PANOS Brands LLC	2,236,909
Tyson Foods, Inc.	533,545

Industry Classification: (Continued)	Fair Value/ Market Value
Westminster Acquisition LLC	1,000,982
WP Supply Holding Corporation	1,082,066
15,087,177

GAMING - 1.18%
CTM Holding, Inc.	1,670,309

HEALTHCARE - 3.59%
CORA Health Services, Inc.	854,454
Community Health Sysyems Inc.	474,600
ECG Consulting Group	1,413,407
GD Dental Services LLC	118,292
Healthcare Direct Holding Company	91,608
HealthSouth Corporation	420,999
Hospital Corporation of America	287,385
Laboratory Corporation of America Holdings	494,425
Lifepoint Hospitals, Inc.	363,125
TherOX, Inc.	—
Touchstone Health Partnership	—
Valeant Pharmaceuticals International	405,041
VRX Escrow Corp.	140,140
5,063,476

HEALTH INSURANCE - 0.36%
Reinsurance Group of America	504,246

HOME CONSTRUCTION - 0.49%
Beazer Homes USA, Inc.	175,200
William Lyon Homes	522,500
697,700

INDEPENDENT - 1.98%
Antero Resources Corporation	405,701
EP Energy Corporation	382,736
Jupiter Resources Inc.	408,750

See Notes to Consolidated Financial Statements

Industry Classification: (Continued)	Fair Value/ Market Value
Laredo Petroleum, Inc.	$498,750
MEG Energy Corporation	446,875
Precision Drilling Corporation	150,225
SM Energy Company	504,063
2,797,100

INDUSTRIAL OTHER - 8.77%
AFC - Dell Holding Corporation	1,319,035
Aquilex Holdings LLC	151,627
Brunswick Corporation	588,275
Clough, Harbour and Associates	765,870
Connecticut Electric, Inc.	1,474,577
Hartland Controls Holding Corporation	1,764,302
HVAC Holdings, Inc.	1,405,442
Mail Communications Group, Inc.	214,107
MC Sign Holdings LLC	1,151,220
Midwest Industrial Rubber, Inc.	1,712,689
Nielsen Finance LLC	277,098
O E C Holding Corporation	195,418
Smart Source Holdings LLC	483,201
SMB Machinery Holdings, Inc.	—
Steelcase, Inc.	557,005
Tranzonic Holdings LLC	315,918
12,375,784

INTEGRATED - 1.42%
Suncor Energy Inc	1,999,696

MEDIA & ENTERTAINMENT - 2.65%
BlueSpire Holding, Inc.	—
Discovery Communications	624,057
GlynnDevins Acquisition Corporation	100,417
HOP Entertainment LLC	—
Lamar Media Corp.	165,200
Money Mailer Equity LLC	1,681,289
Netflix, Inc.	317,688
Sinclair Broadcast Group, Inc.	209,100
Sinclair Television Group, Inc.	482,500
Univision Communications, Inc.	158,000
3,738,251

METALS & MINING - 3.15%
Alcoa, Inc.	$648,750
Anglogold Holdings PLC	631,500
Commercial Metals Company	765,000
Constellium N.V.	398,177
First Quantum Minerals Ltd.	503,750
Iamgold Corporation	495,000
New Gold Inc.	501,250
Suncoke Energy	505,000
4,448,427

MIDSTREAM - 1.61%
CVR Refining LLC	352,625
Ferrellgas Partners, L.P.	872,800

Industry Classification: (Continued)	Fair Value/ Market Value
Suburban Propane Partners, L.P.	492,500
Summit Midstream Holdings, LLC	241,913
Tallgrass Operations LLC	305,520
2,265,358

OIL FIELD SERVICES - 1.37%
Avantech Testing Services LLC	—
Hilcorp Energy Company	314,063
Petroplex Inv Holdings LLC	4,910
Seadrill Partners Finco, LLC	333,723
Topaz Marine S.A.	492,500
Welltec A/S	376,875
WPX Energy, Inc.	411,188
1,933,259

OTHER - REITS - 0.73%
Duke Realty Limited Partnership	519,592
CubeSmart, L.P.	507,637
1,027,229

PACKAGING - 0.52%
ASC Holdings, Inc.	736,014

PAPER - 1.54%
Clearwater Paper Corporation	485,000
Dunn Paper	1,690,500
2,175,500

See Notes to Consolidated Financial Statements

Industry Classification: (Continued)	Fair Value/ Market Value
PHARMACEUTICALS - 2.87%
Clarion Brands Holding Corp.	$2,222,327
ERG Holding Company LLC	1,332,715
Mallinckrodt PLC	492,750
4,047,792

PROPERTY & CASUALTY - 0.43%
Xlit Ltd	607,180

REFINING - 2.34%
CITGO Petroleum Corporation	430,313
MES Partners, Inc.	1,155,139
MPLX LP	525,969
PBF Holding Company LLC	33,083
Tristar Global Energy Solutions, Inc.	1,159,155
3,303,659

RETAILERS - 1.73%
AutoZone Inc.	1,999,872
HD Supply, Inc.	133,508
Wolverine World Wide, Inc.	314,900
2,448,280

TECHNOLOGY - 7.17%
Anixter, Inc.	172,013
Dell Inc.	627,447
Expedia Inc.	628,065
First Data Corporation	413,105
Glynlyon Holding Companies, Inc.	1,847,245
Hewlett Packard Enterprise Company	519,367
Jabil Circuit, Inc.	515,000
Micron Technology, Inc.	732,949
Pitney Bowes Inc.	491,371
Sabre GLBL, Inc.	124,745
Software Paradigms International Group, LLC	1,731,027
Veritext Corporation	2,012,500
Western Digital Corporation	298,224
10,113,058

TELECOMMUNICATIONS - 0.30%
Altice Financing S.A.	425,000

TRANSPORTATION SERVICES - 2.65%
Hertz Corporation	$79,099
MNX Holding Company	1,340,248
OPE KAG Finance Sub	511,250
Penske Corporation	539,757
Team Drive-Away Holdings LLC	876,644
VP Holding Company	398,635
3,745,633

WIRELESS - 0.90%
Crown Castle International Corp	654,743
Digicel Group Limited	454,375
Sprint Corporation	165,463
1,274,581

WIRELINES - 0.29%
Frontier Communications Corporation	413,750

Total Investments - 106.25% (Cost - $150,452,499)	$149,942,052

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following table summarizes the levels in the fair value hierarchy into which the Trusts' financial instruments are categorized as of March 31, 2017.

The fair values of our investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of March 31, 2017 are as follows:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$89,245,508	$—	$19,149,187	$70,096,321
Bank Loans	5,428,000	—	—	5,428,000
Common Stock - U.S.	5,747,364	—	—	5,747,364
Preferred Stock	3,787,872	—	—	3,787,872
Partnerships and LLCs	10,768,202	—	—	10,768,202
Public Securities
Bank Loans	768,309	—	768,309	—
Corporate Bonds	28,198,409	—	28,198,409	—
Short-term Securities	5,998,388	—	5,998,388	—
Total	$149,942,052	$—	$54,114,293	$95,827,759
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2016	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2017
Restricted Securities
Corporate Bonds	$69,600,395	$1,176,926	$1,611,393	$(6,900)	$(2,285,493)	$—	$—	$70,096,321
Bank Loans	5,132,890	13,360	281,750	—	—	—	—	5,428,000
Common Stock - U.S.	5,972,591	(79,876)	104,545	(249,896)	—	—	—	5,747,364
Preferred Stock	3,878,030	108,001	—	(198,159)	—	—	—	3,787,872
Partnerships and LLCs	10,187,680	(36,301)	1,067,399	(450,576)	—	—	—	10,768,202
	$94,771,586	$1,182,110	$3,065,087	$(905,531)	$(2,285,493)	$—	$—	$95,827,759
There were no transfers into or out of Level 1 and Level 2 assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Participation Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date    May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date    May 30, 2017

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    May 30, 2017

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.